Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Earnings per common share
Net income available to common shareholders (in shares)	$ 81.2	$ 1,732.6
Weighted average basic common shares outstanding (in shares)	117,658,016	110,771,897
Earnings per common share (in dollars per share)	$ 0.69	$ 15.64
Earnings per diluted common share
Share-based compensation plans (in shares)	690,368	0
Weighted average diluted common shares outstanding (in shares)	118,348,384	110,771,897
Earnings per diluted common share (in dollars per share)	$ 0.69	$ 15.64